UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-725-6666

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

FORM N-Q

September 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited)

September 30, 2006

Face Amount	Rating‡	Security	Value
MUNICIPAL BONDS — 98.8%
California — 5.3%
$1,000,000	A3(a)	California Health Facilities Financing Authority Revenue, Cedars-Sinai Medical Center, 5.000% due 11/15/34	$1,028,810
1,575,000	A+	California State, GO, 5.125% due 6/1/24	1,642,914
1,250,000	AAA	Huntington Beach, CA, Union High School District, GO, Election 2004, FSA-Insured, 5.000% due 8/1/29	1,316,988
2,000,000	AAA	Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated Series A-1, FSA-Insured, 5.000% due 7/1/35	2,105,600
		Total California	6,094,312
Colorado — 1.5%
600,000	BBB+	Colorado Health Facilities Authority Revenue, Poudre Valley Health Care, Series F, 5.000% due 3/1/25	617,004
		Colorado Springs, CO, Hospital Revenue:
505,000	A-	6.375% due 12/15/30	550,374
495,000	A-	Call 12/15/10 @101, 6.375% due 12/15/30 (b)	550,915
		Total Colorado	1,718,293
Hawaii — 1.9%
2,000,000	AAA	Hawaii State Airport System Revenue, Series B, FGIC-Insured, 6.000% due 7/1/19 (c)	2,164,760
Illinois — 14.7%
3,750,000	AAA	Chicago, IL, Board of Education, GO, Chicago School Reform, AMBAC-Insured, Call 12/1/07 @ 102, 5.750% due 12/1/27 (b)	3,917,138
		Chicago, IL, Midway Airport Revenue:
2,000,000	AAA	Series A, MBIA-Insured, 5.500% due 1/1/29	2,029,200
2,000,000	AAA	Series B, MBIA-Insured, 5.625% due 1/1/29 (c)	2,027,580
2,000,000	AAA	Chicago, IL, Park District, Refunding, Series D, FGIC-Insured, 5.000% due 1/1/29	2,112,100
2,000,000	Aaa(a)	Illinois DFA, Revolving Fund Revenue, 5.250% due 9/1/12	2,164,220
1,000,000	AA+	Illinois EFA Revenue, Northwestern University, 5.500% due 12/1/13	1,084,970
1,500,000	A+	Illinois Health Facilities Authority Revenue, Refunding, Lutheran General Health System, Series C, 7.000% due 4/1/14	1,779,135
1,500,000	AAA	Illinois State, GO, First Series, FSA-Insured, 5.500% due 5/1/16	1,698,495
		Total Illinois	16,812,838
Indiana — 3.6%
		Indiana Bond Bank Revenue, Series B:
1,125,000	AAA	5.000% due 8/1/23	1,167,469
625,000	AAA	Call 8/1/10 @ 101, 5.000% due 8/1/23 (b)	662,850
1,195,000	AAA	Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, Series A, AMBAC-Insured, 5.000% due 5/1/35	1,244,903
1,000,000	BBB+	Indiana State DFA Environment Improvement Revenue, USX Corp. Project, 5.250% due 12/1/22	1,067,020
		Total Indiana	4,142,242
Iowa — 1.0%
1,000,000	Aa3(a)	Iowa Finance Authority, Hospital Facility Revenue, Call 2/15/10 @101, 6.750% due 2/15/16 (b)	1,107,820
Kansas — 1.4%
1,430,000	AA	Kansas State Development Finance Authority, Health Facilities Revenue, Sisters of Charity, Series J, 6.250% due 12/1/28	1,552,165
Maryland — 6.2%
		Maryland State Health & Higher Educational Facilities Authority Revenue:
1,500,000	Baa1(a)	Carroll County General Hospital, 6.000% due 7/1/37	1,608,135
1,000,000	A	Suburban Hospital, Series A, 5.500% due 7/1/16	1,090,060

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face Amount	Rating‡	Security	Value
Maryland — 6.2% (continued)
		University of Maryland Medical Systems:
$500,000	A	6.000% due 7/1/32	$543,690
1,000,000	A3(a)	Call 7/1/10 @ 101, 6.750% due 7/1/30 (b)	1,119,530
2,500,000	Aaa(a)	Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC-Insured, 5.500% due 4/1/15 (c)	2,705,500
		Total Maryland	7,066,915
Massachusetts — 5.3%
2,500,000	AA	Massachusetts State Health & EFA Revenue, Partners Healthcare System, Series C, 5.750% due 7/1/32	2,710,550
		Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Series A:
2,540,000	AAA	5.750% due 8/1/29	2,698,318
630,000	AAA	Call 8/1/09 @101, 5.750% due 8/1/29 (b)	673,136
		Total Massachusetts	6,082,004
Michigan — 1.4%
1,500,000	AA-	Michigan State, Hospital Finance Authority Revenue, Trinity Health, Series C, 5.375% due 12/1/30	1,588,170
New Hampshire — 0.1%
90,000	A+	New Hampshire State HFA, Single-Family Residential Revenue, Series A, 6.800% due 7/1/15 (c)	91,043
New Jersey — 9.3%
		New Jersey EDA:
5,150,000	AAA	PCR, Revenue, Public Service Electric and Gas Co. Project, Series A, MBIA-Insured, 6.400% due 5/1/32 (c)	5,174,978
4,450,000	AAA	Water Facilities Revenue, New Jersey American Water Co. Inc. Project, Series A, FGIC-Insured, 6.875% due 11/1/34 (c)	4,462,371
1,000,000	A3(a)	New Jersey Health Care Facilities Financing Authority Revenue, Hackensack University Medical Center, 6.000% due 1/1/25	1,066,990
		Total New Jersey	10,704,339
New York — 12.0%
		New York City, NY, GO:
		Series A:
10,000	AA-	6.000% due 5/15/30	10,769
990,000	AA-	Call 5/15/10 @ 101, 6.000% due 5/15/30 (b)	1,082,318
500,000	AA-	Series G, 5.000% due 12/1/33	521,425
		New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue:
		Series B:
1,000,000	AA+	5.125% due 6/15/31	1,045,190
1,175,000	AA+	Call 6/15/07 @ 101, 5.750% due 6/15/29 (b)	1,205,385
2,000,000	AA+	Series D, 5.000% due 6/15/37	2,096,400
1,250,000	AAA	New York City, NY, TFA Revenue, Series A, 5.500% due 11/15/17	1,371,575
5,365,000	AAA	New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, Series A, AMBAC-Insured, 5.500% due 5/15/30	6,403,342
		Total New York	13,736,404
Ohio — 9.8%
2,000,000	AAA	Cincinnati, OH, City School District, GO, Refunding, Classroom Construction & Improvement, FGIC-Insured, 5.250% due 12/1/31	2,327,680

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face Amount	Rating‡	Security	Value
Ohio — 9.8% (continued)
$2,000,000	AA+	Ohio State, GO, Common Schools, Series B, 5.000% due 3/15/16	$2,155,420
6,700,000	A+	Ohio State Water Development Authority, Solid Waste Disposal Revenue, North Star BHP Steel, Cargill Inc., 6.300% due 9/1/20 (c)	6,775,174
		Total Ohio	11,258,274
Pennsylvania — 0.2%
250,000	AAA	Philadelphia, PA, School District GO, Series A, FSA-Insured, Call 2/1/12 @ 100, 5.500% due 2/1/31 (b)	273,088
Tennessee — 3.6%
3,500,000	AAA	Memphis-Shelby County, TN, Airport Authority Revenue, Series D, AMBAC-Insured, 6.000% due 3/1/24 (c)	3,758,055
310,000	AA	Tennessee Housing Development Agency Revenue, Homeownership Program, Series 2B, 6.350% due 1/1/31 (c)	316,854
		Total Tennessee	4,074,909
Texas — 12.4%
2,500,000	AAA	Aledo, TX, GO, ISD, School Building, Series A, PSF-Insured, 5.000% due 2/15/30	2,620,100
1,000,000	Aaa(a)	Edgewood, TX, ISD, PSFG-Insured, 5.250% due 2/15/18	1,093,330
1,165,000	A+	Harris County, TX, Health Facilities Development Corp. Hospital Revenue, Memorial Hermann Healthcare System, Series A, 5.250% due 12/1/17	1,248,973
1,500,000	AAA	Houston, TX, Utility System Revenue, Combined First Lien, FSA-Insured, 5.000% due 11/15/35	1,571,580
1,600,000	AAA	Lake Dallas, TX, GO, ISD, School Building, PSF-Insured, 5.000% due 8/15/34	1,666,496
100,000	AAA	North Harris Montgomery Community College District, TX, GO, FGIC-Insured, 5.375% due 2/15/16	107,944
1,000,000	BBB-	Sabine River Authority, Texas Pollution Control, Refunding, Remarketed 11/29/05, 5.200% due 5/1/28	1,033,980
3,500,000	AAA	Texas State Turnpike Authority Revenue, First Tier, Series A, AMBAC-Insured, 5.500% due 8/15/39	3,787,630
1,000,000	AAA	Williamson County, TX, GO, MBIA-Insured, 5.250% due 2/15/21	1,105,270
		Total Texas	14,235,303
Washington — 9.1%
1,000,000	AAA	Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, Series A, AMBAC-Insured, 5.450% due 7/1/37 (c)	1,071,060
1,395,000	AAA	King County, WA, GO, Refunding, Series B, MBIA-Insured, 5.000% due 1/1/30	1,424,755
2,000,000	AAA	Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, Series A, MBIA-Insured, 5.000% due 3/1/30	2,099,420
4,250,000	AAA	Seattle, WA, GO, Series B, FSA-Insured, Call 12/1/09 @ 101, 5.750% due 12/1/28 (b)	4,569,940
1,200,000	AAA	Washington State Public Power Supply System Revenue, Nuclear Project No. 1, Series A, MBIA-Insured, 5.125% due 7/1/17	1,247,892
		Total Washington	10,413,067

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $108,037,835)	113,115,946
SHORT-TERM INVESTMENTS(d) — 1.2%
Alaska — 0.3%
300,000	A-1+	Valdez, AK, Marine Term Revenue, Exxon Pipeline Co. Project, 3.750%, 10/2/06	300,000

See Notes to Schedule of Investments.

Western Asset Municipal Partners Fund Inc.

Schedule of Investments  (unaudited) (continued)

September 30, 2006

Face Amount	Rating‡	Security	Value
California — 0.2%
$200,000	A-1+	Los Angeles, CA, Regional Airports Improvement Corp. Lease Revenue, Sublease Los Angeles International Lax 2, LOC-Societe Generale, 3.800%, 10/2/06	$200,000
Delaware — 0.3%
400,000	A-1+	University of Delaware Revenue, Refunding, SPA-Landesbank Hessen-Thuringen, 3.800%, 10/2/06	400,000
Illinois — 0.4%
500,000	A-1+	Illinois Finance Authority Revenue, Resurrection Health, Series B, LOC-JPMorgan Chase, 3.840%, 10/2/06	500,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $1,400,000)	1,400,000
		TOTAL INVESTMENTS — 100.0% (Cost — $109,437,835#)	$114,515,946

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.
(a)	Rating by Moody’s Investors Service.
(b)	Pre-Refunded bonds are escrowed with government obligations and/or government agency securities and are considered by the Manager to be triple-A rated even if issuer has not applied for new ratings.
(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(d)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer on no more than 7 days notice. Date shown is the date of the next interest rate change.
#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 5 and 6 for definitions of ratings.

Abbreviations used in this schedule:
AMBAC - Ambac Assurance Corporation
DFA - Development Finance Agency
EDA - Economic Development Authority
EFA - Educational Facilities Authority
FGIC - Financial Guaranty Insurance Company
FSA - Financial Security Assurance
GO - General Obligation
HFA - Housing Finance Authority
ISD - Independent School District
LOC - Letter of Credit
MBIA - Municipal Bond Investors Assurance Corporation
MWRA - Massachusetts Water Resources Authority
PCR - Pollution Control Revenue
PSF - Permanent School Fund
PSFG - Permanent School Fund Guaranty
SPA - Standby Bond Purchase Agreement
TFA - Transitional Finance Authority

Summary of Investments by Industry * (unaudited)

General Obligations	16.3%
Pollution Control	14.6
Transportation	14.0
Hospitals	13.6
Pre-Refunded	13.2
Education	7.8
Utilities	7.6
Water and Sewer	5.8
Industrial Development	2.2
Electric	1.9
Life Care Systems	1.4
Sales Tax	1.2
Housing: Single Family	0.4
100.0%

* As a percentage of total investments. Please note that Fund holdings are as of September 30, 2006 and are subject to change.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bond Ratings (unaudited) (continued)

B              — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa           — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca             — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.

C                —Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Short-Term Security Ratings (unaudited)

SP-1         — Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1           — Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1    — Moody’s highest rating for issues having a demand feature— VRDO.

MIG1         —Moody’s highest rating for short-term municipal obligations.

P-1            — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

F-1            —  Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

NR            — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund Inc. (formerly known as Salomon Brothers Municipal Partners Fund Inc.) (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, (the “1940 Act”).

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. Securities for which market quotations are not readily available or are determined not to reflect fair value, will be valued in good faith by or under the direction of the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Concentration of Credit Risk.  Since the Fund invests a portion of its assets in issuers located in a single state, it may be affected by economic and political developments in a specific state or region. Certain debt obligations held by the Fund are entitled to the benefit of insurance, standby letters of credit or other guarantees of banks or other financial institutions.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$5,151,297
Gross unrealized depreciation	(73,186)
Net unrealized appreciation	$5,078,111

ITEM 2.                  CONTROLS AND PROCEDURES.

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                  EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date:	November 28, 2006